Label	Element	Value
Principal Funds Inc | Diversified Real Asset Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR DIVERSIFIED REAL ASSET FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Principal Funds, Inc.
Supplement dated September 20, 2021
to the Prospectus dated December 31, 2020
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

Strategy [Heading]	rr_StrategyHeading	On or about October 11, 2021, under Principal Investment Strategies, delete the Natural Resources and Timber section and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Natural Resources and Timber. The Fund invests in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, renewable energy, timber and wood products, or agricultural commodities and products, or that supply goods and services to such companies. These include companies contributing to and/or profiting from, these sectors, especially those active in production, processing and supply chain services. These also include companies that are developing technologies, processes, products and services relating to more efficient use, delivery, storage, management or conversion of natural resources or products derived from natural resources, such as water treatment companies, smart electricity grid companies, companies that focus on creating energy efficiency for industrial processes, and companies focused on renewable energy resources. Natural resources generally include precious metals, such as gold, silver and platinum; ferrous and nonferrous metals, such as iron, aluminum and copper; strategic metals, such as uranium and titanium; hydrocarbons, such as coal, oil and natural gas; timberland; and undeveloped real property.
Risk [Heading]	rr_RiskHeading	On or about October 11, 2021, under Principal Risks, in the Industry Concentration Risk, delete the Energy/Natural Resources section and replace with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	•Energy/Natural Resources. A fund concentrating in energy/natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, the success of exploration projects, commodity prices, energy conservation and environmental concerns, rapid product development and/or product obsolescence due to technological advancements and changing consumer demand and societal trends, taxes and other government regulations. In addition, interest rates and general economic conditions may affect the demand for energy/natural resources. For example, events occurring in nature (such as earthquakes or fires in prime energy/natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect overall supply of energy/natural resources and the value of companies involved in energy/natural resources.